Future Minimum Rents Narrative (Details)	12 Months Ended
	Dec. 31, 2013 tenants	Dec. 31, 2012 tenants	Dec. 31, 2011 tenants
Future Minimum Rent [Line Items]
Number Of Tenants Above Concentration Amount.	0	0	0
Concentration Risk, Percentage	10.00%	10.00%	10.00%
Minimum [Member]
Future Minimum Rent [Line Items]
Initial Term Lease Expiration Date	2014
Maximum [Member]
Future Minimum Rent [Line Items]
Initial Term Lease Expiration Date	2048